Notes to the Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Notes To The Statements Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising From Financing Activities

The following table shows the changes in liabilities arising from financing activities as at December 31, 2024 and 2023:

	January 1, 2024		Foreign exchange movement		2024
		Cash flows		Others
	(in million pesos)
Interest-bearing financial liabilities	254,798	24,722	1,698	368	281,586
Lease liabilities	47,546	(12,079)	—	18,571	54,038
Derivative financial liabilities	1,033	704	—	(1,640)	97
Accrued interests and other related costs	2,157	(10,740)	—	11,009	2,426
Dividends	1,912	(20,750)	—	20,843	2,005
	307,446	(18,143)	1,698	49,151	340,152

	January 1, 2023		Foreign exchange movement		2023
		Cash flows		Others
	(in million pesos)
Interest-bearing financial liabilities	249,580	5,175	(319)	362	254,798
Lease liabilities	42,435	(10,707)	—	15,818	47,546
Derivative financial liabilities	1,150	(607)	—	490	1,033
Accrued interests and other related costs	1,868	(9,715)	—	10,004	2,157
Dividends	1,821	(23,328)	—	23,419	1,912
	296,854	(39,182)	(319)	50,093	307,446

Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Acquisition of property and equipment on account	19,219	37,133
Additions to ROU assets	15,607	15,759
Capitalization to property and equipment of:
Inventories	4,128	2,169
Foreign exchange differences – net	686	195
	39,640	55,256

Summary of Significant Non-cash Financing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Additions to lease liabilities	15,607	15,759